Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement of Comprehensive Income [Abstract]
Revenue	$ 396,410	$ 365,988	$ 1,186,597	$ 1,112,569
Cost of services (excluding depreciation and amortization)	164,077	151,810	489,630	457,900
Selling, general and administrative	121,195	132,250	383,106	397,527
Depreciation and amortization	67,074	66,088	197,046	199,096
Impairment expense on goodwill and intangible assets	0	4,036	275	1,886,223
Restructuring and other costs	835	6,443	4,165	60,636
Loss on disposal of subsidiary and other assets, net	0	699	0	1,359
Operating income / (loss)	43,229	4,662	112,375	(1,890,172)
Other income, net	9,661	38,230	19,584	97,863
Interest expense, net	(38,421)	(34,631)	(112,639)	(89,013)
Income / (loss) before taxes	14,469	8,261	19,320	(1,881,322)
Income tax expense / (benefit)	17,018	7,283	27,442	(52,749)
Net (loss) / income	(2,549)	978	(8,122)	(1,828,573)
Less: net income attributable to non-controlling interest	0	0	0	371
Net loss attributable to the Company	$ (2,549)	$ 978	$ (8,122)	$ (1,828,944)
Net (loss)/ income per share attributable to the Company - basic	$ (0.04)	$ 0.02	$ (0.13)	$ (30.24)
Net (loss)/ income per share attributable to the Company - diluted	$ (0.04)	$ 0.02	$ (0.13)	$ (30.24)
Net loss	$ (2,549)	$ 978	$ (8,122)	$ (1,828,573)
Other comprehensive income / (loss), net of tax of $0:
(Loss) / gain on foreign currency translation	(8,853)	(33,532)	1,525	(55,660)
Total comprehensive income / (loss)	(11,402)	(32,554)	(6,597)	(1,884,233)
Less: comprehensive income attributable to non-controlling interest	0	0	0	371
Total comprehensive income / (loss) attributable to the Company	$ (11,402)	$ (32,554)	$ (6,597)	$ (1,884,604)